Prepaid Expenses and Other Current Assets, Net	6 Months Ended
Jun. 30, 2026
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

NOTE 4 — PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets, net consisted of the following:

	June 30, 2026	December 31, 2025
	(Unaudited)
Prepayments (1)	$3,118,900	$-
Advance to suppliers (2)	319,544	297,565
Prepaid expenses (3)	333,254	370,479
Other receivables (4)	318,554	304,743
VAT recoverable	5,590	-
Less: allowance for credit losses	-	-
Total prepaid expenses and other current assets, net	$4,095,842	$972,787

(1)

Prepayments primarily represent advance payments under two separate custom software development agreements.

On April 15, 2026, the Company entered into a custom development services agreement for an AI-enabled smart store system with ELEFUN Group Co., Limited (“ELEFUN”). Pursuant to the agreement, ELEFUN shall develop, deploy and deliver a custom AI-enabled smart store system tailored to the Company’s bakery-industry operating scenarios, including modules for AI customer management and precision marketing, AI-enabled in-store service functions, and a centralized data visualization dashboard. The total contract price is $3.0 million. An initial project development fee of $2.0 million was paid in April 2026. As of June 30, 2026, the project remained in the debugging and development phase. Stage acceptance of the virtual system, core functions and related development work product is scheduled to be completed by November 30, 2026. Successful stage acceptance does not constitute final delivery or final acceptance of the project. The full formal system is scheduled for final delivery and final acceptance on or before November 30, 2027. In the event the project fails to satisfy the stage acceptance standards by November 30, 2026 and cannot be remedied following the Company’s reasonable rectification requests, the Company may terminate the agreement by written notice and is entitled to a partial refund of the prepaid balance pursuant to the agreement terms. As of June 30, 2026, the stage acceptance process had not occurred and the contractual condition permitting ELEFUN to retain a portion of the advance had not been triggered. Accordingly, the $2.0 million continued to be recorded as a prepaid expense as of June 30, 2026.

On June 1, 2026, the Company entered into a special agreement for the development, delivery and acceptance of the omnichannel livestream commerce system with Snow Leopard HK Limited (“Snow Leopard”). Pursuant to the agreement, Snow Leopard will provide custom development, deployment, testing, training and warranty services for the bakery chain’s dedicated omnichannel livestream commerce system, which covers proprietary online stores, dedicated livestream selling system, integration with domestic and overseas e-commerce platforms, integrated online and offline procurement, sales and inventory synchronization, and a centralized omnichannel data platform. The total contract price is $1.5 million, payable in two installments: an initial payment of $1.1 million following after signing the agreement, and a final payment of $0.4 million payable following successful overall acceptance and complete delivery of the system. The agreement provides for phased acceptance, with final overall acceptance scheduled for November 30, 2026. As of June 30, 2026, the Company had prepaid the initial installment of $1.1 million under this agreement. This prepayment is refundable under the agreement’s certain breach provisions. Consistent with the agreement’s terms, the Company is entitled to terminate the agreement and receive a full refund of the initial prepayment in cases of vendor default, including failure to meet the agreed delivery schedule, failure to meet agreed system standards after two rounds of rectification, or breach of intellectual property and confidentiality obligations.

(2)	Advance to suppliers primarily consists of advance payments paid to suppliers for purchases of raw materials for bakery products. Certain prepaid balances include amounts reclassified from accounts payable where payments to suppliers exceeded the outstanding payable balances, resulting in debit balances. These amounts represent advance payments to suppliers for future purchases.

(3)	Prepaid expenses primarily represent prepaid rental expenses, professional fees, and other miscellaneous expenses for the Company’s bakery stores.

(4)

Other receivables are mainly business advances to officers and staff for business travel and sundry expenses. As of June 30, 2026 and December 31, 2025, the balance also included $210,000 receivable due from a third party, as the Company entered into a cooperation agreement with the third party, and granted the third party a license to use the Chanson 23rd Street stores for events from May 1, 2025 to October 31, 2025.

As of June 30, 2026, certain balances were outstanding beyond their contractual due dates; however, management expects these amounts to be fully collected and no disputes or collection issues have been identified. The Company evaluates other receivables for expected credit losses in accordance with ASC 326, Financial Instruments - Credit Losses. Based on the assessment of historical collection experience, current conditions, and subsequent receipts, no material allowance for credit losses was considered necessary as of June 30, 2026 and December 31, 2025.